First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 28.0%
$1,000,000	U.S. Treasury Bill (a)	(b)	04/02/20	$1,000,000
750,000	U.S. Treasury Bill (a)	(b)	04/09/20	749,987
600,000	U.S. Treasury Bill (a)	(b)	04/16/20	599,984
500,000	U.S. Treasury Bill (a)	(b)	04/23/20	499,994
500,000	U.S. Treasury Bill (a)	(b)	04/30/20	499,982
100,000	U.S. Treasury Bill (a)	(b)	06/18/20	99,982
200,000	U.S. Treasury Bill (a)	(b)	07/09/20	199,963
	Total U.S. Treasury Bills			3,649,892
	(Cost $3,647,319)

Shares	Description	Value
MONEY MARKET FUNDS – 0.8%
100,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.12% (c)	100,000
	(Cost $100,000)
	Total Investments – 28.7%	3,749,892
	(Cost $3,747,319) (d)
	Net Other Assets and Liabilities – 71.3%	9,301,619
	Net Assets – 100.0%	$13,051,511
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2020:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Australian Dollar Currency Futures	4	$245,720	Jun–20	$2,040
British Pound Currency Futures	4	311,400	Jun–20	5,337
CAC 40® 10 Euro Index Futures	4	191,772	Jun–20	(695)
Canadian Dollar Currency Futures	8	568,360	Jun–20	7,440
Cocoa Futures	18	406,620	Jul–20	2,581
Copper Futures	12	670,050	Jul–20	5,117
FTSE 100 Index Futures	4	279,994	Jun–20	17,364
Gold 100 Oz. Futures	2	319,320	Jun–20	10,143
Kansas City Hard Red Winter Wheat Futures	5	124,875	Jul–20	(1,513)
LME Lead Futures	2	87,125	Jun–20	1,387
Mexican Peso Currency Futures	6	125,730	Jun–20	(3,435)
New Zealand Dollar Currency Futures	2	118,980	Jun–20	340
Soybean Futures	10	444,750	Jul–20	6,600
U.S. 10-Year Treasury Note Futures	4	554,750	Jun–20	3,765
U.S. 2-Year Treasury Note Futures	6	1,322,297	Jun–20	539
U.S. 5-Year Treasury Note Futures	4	501,438	Jun–20	2,969
U.S. Treasury Long Bond Futures	2	358,125	Jun–20	17,328
Wheat Futures	8	225,000	Jul–20	1,463
WTI Crude Futures	6	147,060	May–20	(5,540)
		$7,003,366		$73,230
Futures Contracts Short:
Brazilian Real Currency Futures	6	$(115,200)	May–20	$600
Coffee “C” Futures	4	(180,525)	Jul–20	(1,892)
Corn Futures	24	(415,200)	Jul–20	2,697
Cotton No. 2 Futures	12	(305,400)	Jul–20	9,970
DAX MINI Index Futures	2	(109,270)	Jun–20	(612)
Euro FX Currency Futures	4	(552,475)	Jun–20	1,750
Euro STOXX 50® Futures	4	(121,187)	Jun–20	(419)
Gasoline RBOB Futures	2	(60,186)	Jun–20	(580)

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Futures Contracts Short: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Japanese Yen Currency Futures	4	$(465,975)	Jun–20	$4,869
Kansas City Hard Red Winter Wheat Futures	9	(224,775)	Jul–20	(3,417)
Lean Hogs Futures	12	(289,560)	Jun–20	19,506
LME Aluminum Futures	14	(532,875)	Jun–20	31,825
LME Nickel Futures	8	(551,016)	Jun–20	7,296
LME Zinc Futures	12	(571,425)	Jun–20	12,275
Low Sulphur Gasoil “G” Futures	4	(117,900)	May–20	32,550
Low Sulphur Gasoil “G” Futures	4	(120,700)	Jun–20	(2,700)
Natural Gas Futures	10	(191,200)	Jun–20	(1,595)
NY Harbor ULSD Futures	2	(85,478)	May–20	(1,081)
Silver Futures	2	(141,910)	Jul–20	3,415
Soybean Meal Futures	2	(63,780)	Jul–20	280
Soybean Oil Futures	6	(98,496)	Jul–20	(2,106)
Sugar #11 (World) Futures	18	(211,680)	Jun–20	8,299
Swiss Franc Currency Futures	2	(260,425)	Jun–20	(800)
		$(5,786,638)		$120,130
	Total	$1,216,728		$193,360

(a)	All or a portion of this security is segregated as collateral for open futures contracts.
(b)	Zero coupon bond.
(c)	Rate shown reflects yield as of March 31, 2020.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $222,318 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $26,385. The net unrealized appreciation was $195,933. The amounts presented are inclusive of derivative contracts.

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 3,649,892	$ —	$ 3,649,892	$ —
Money Market Funds	100,000	100,000	—	—
Total Investments	3,749,892	100,000	3,649,892	—
Futures Contracts	219,745	219,745	—	—
Total	$ 3,969,637	$ 319,745	$ 3,649,892	$—
LIABILITIES TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (26,385)	$ (26,385)	$ —	$ —